SCHEDULE OF PROMISSORY NOTES PAYABLE, NET (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Promissory note payable, net	$ 4,730,740	$ 4,884,592		$ 9,000,000
Sundry Note [Member]
Promissory note payable, net				5,500,000
March 2023 Notes [Member]
Promissory note payable, net		1,730,740	$ 2,458,750
March 2023 Notes - unamortized debt discount		(346,148)
Notes – principal	1,230,740	1,730,740	$ 7,500,000
Bailey [Member]
Promissory note payable, net		3,500,000		$ 3,500,000
Notes – principal	$ 3,500,000	$ 3,500,000